SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SEGMENT REPORTING
Revenue	¥ 179,049,077	$ 25,218,535	¥ 108,055,569	$ 15,666,585	¥ 135,576,323	$ 21,274,884
Loss from continuing operations	(317,752,867)	(44,754,555)	(661,531,953)	(95,913,117)	(307,663,528)	(48,279,121)
Gain (loss) from discontinued operations	156,853,103	22,092,297	(286,086,586)	(41,478,656)	(24,132,389)	(3,786,898)
Depreciation and amortization	86,865,803	$ 12,234,792	91,380,588	$ 13,248,940	47,435,448	$ 7,443,657
Prepayments and other current assets, net	71,366,700		272,461,654		528,109,288		$ 10,051,789	$ 39,503,227	$ 82,871,871
Cryptocurrencies	107,961,261		66,341,653		86,118,349		15,206,026	9,618,636	13,513,848
Property, equipment and software, net	94,329,310		142,847,637		172,980,284		13,286,005	20,710,961	27,144,381
Total assets	¥ 363,725,025		¥ 599,106,683		¥ 1,310,318,375		51,229,597	86,862,304	205,617,546
Number of operating segment	1	1	1	1	1	1
Greater China
SEGMENT REPORTING
Revenue	¥ 427,737	$ 60,245	¥ 655,201	$ 94,995	¥ 1,278,918	$ 200,690
Cryptocurrency Mining
SEGMENT REPORTING
Revenue	173,328,089	24,412,751	100,983,605	14,641,247	134,122,954	21,046,818
Loss from continuing operations	(172,434,311)	(24,286,865)	(398,732,165)	(57,810,730)	(67,252,412)	(10,553,371)
Depreciation and amortization	79,073,671	11,137,293	87,218,639	12,645,514	39,840,983	6,251,920
Prepayments and other current assets, net	60,461,963		254,603,252		394,533,886		8,515,889	36,914,002	61,910,976
Cryptocurrencies	107,961,261		66,341,653		86,118,349		15,206,026	9,618,636	13,513,848
Property, equipment and software, net	83,690,497		128,975,415		171,169,287		11,787,560	18,699,677	26,860,196
Total assets	284,823,746		475,303,855		684,360,648		40,116,586	68,912,581	107,391,119
Corporate
SEGMENT REPORTING
Revenue	5,720,988	805,784
Loss from continuing operations	(145,318,556)	(20,467,690)
Gain (loss) from discontinued operations	156,853,103	22,092,297
Depreciation and amortization	7,792,132	$ 1,097,499
Prepayments and other current assets, net	10,904,737						1,535,900
Property, equipment and software, net	10,638,813						1,498,445
Total assets	¥ 78,901,279						$ 11,113,011
Corporate and Other
SEGMENT REPORTING
Revenue			7,071,964	1,025,338	1,453,369	228,066
Loss from continuing operations			(262,799,788)	(38,102,387)	(240,411,116)	(37,725,750)
Gain (loss) from discontinued operations			(286,086,586)	(41,478,656)	(24,132,389)	(3,786,898)
Depreciation and amortization			4,161,949	$ 603,426	7,594,465	$ 1,191,737
Prepayments and other current assets, net			17,858,402		133,575,402			2,589,225	20,960,895
Property, equipment and software, net			13,872,222		1,810,997			2,011,284	284,185
Total assets			¥ 123,802,828		¥ 625,957,727			$ 17,949,723	$ 98,226,427